Fair Value Measurements (Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)) (Details) - Level 3 of fair value hierarchy [member]
	Oct. 31, 2024	Oct. 31, 2023
Bottom of range [member] | Discounted cash flow [member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Inflation rate swap curve	2.00%	1.00%
Bottom of range [member] | Swaption Model [Member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	56.00%
Bottom of range [member] | Option Model [Member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	75.00%	75.00%
Bottom of range [member] | Option Model [Member] | Foreign Exchange Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	5.00%	5.00%
Bottom of range [member] | Option Model [Member] | Equity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation	16.00%	55.00%
Quanto correlation		0.00%
Dividend yield	2.00%	0.00%
Equity volatility	13.00%	14.00%
Bottom of range [member] | Option Model [Member] | Commodity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	(67.00%)	(67.00%)
Bottom of range [member] | Government and government-related securities [member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent		0.0099
Bottom of range [member] | Other Debt Securities1 [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	0	0
Bottom of range [member] | Equity securities [member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Bottom of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	9.00%	9.00%
Bottom of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | EBITDA Multiple [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Earnings multiple	0	0
Bottom of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Bottom of range [member] | Trading Deposits [Member] | Swaption Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	53.00%	50.00%
Bottom of range [member] | Trading Deposits [Member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation		0.00%
Dividend yield		0.00%
Equity volatility		14.00%
Bottom of range [member] | Financial liabilities at fair value through profit or loss, category [member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	2.00%	4.00%
Top of range [member] | Discounted cash flow [member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Inflation rate swap curve	2.00%	2.00%
Top of range [member] | Swaption Model [Member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	319.00%
Top of range [member] | Option Model [Member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	75.00%	75.00%
Top of range [member] | Option Model [Member] | Foreign Exchange Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	26.00%	14.00%
Top of range [member] | Option Model [Member] | Equity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation	67.00%	86.00%
Quanto correlation		68.00%
Dividend yield	7.00%	7.00%
Equity volatility	27.00%	41.00%
Top of range [member] | Option Model [Member] | Commodity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	(47.00%)	(47.00%)
Top of range [member] | Government and government-related securities [member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent		0.0100
Top of range [member] | Other Debt Securities1 [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	0.0102	0.0103
Top of range [member] | Equity securities [member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	9.00%	9.00%
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | EBITDA Multiple [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Earnings multiple	20.0	20.0
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Top of range [member] | Trading Deposits [Member] | Swaption Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	319.00%	503.00%
Top of range [member] | Trading Deposits [Member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation		68.00%
Dividend yield		4.00%
Equity volatility		20.00%
Top of range [member] | Financial liabilities at fair value through profit or loss, category [member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	70.00%	70.00%